Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2025		Sep. 30, 2024	Sep. 30, 2023
Numerator
Net Income (Loss)	$ 96,327	$ 154,001	$ 163,243	$ 151,133	$ 86,441	$ 140,289	$ 118,502	$ 147,965	$ 564,704	[1]	$ 493,197	$ 540,709
Net income and dividends attributable to participating restricted stock									(10,590)		(9,338)	(9,169)
Numerator for basic earnings per ordinary share									554,114		483,859	531,540
Undistributed income allocated to participating restricted stock									(6,296)		(5,245)	(5,719)
Undistributed income reallocated to participating restricted stock									6,262		5,215	5,679
Numerator for diluted earnings per ordinary share									$ 554,148		$ 483,889	$ 531,580
Denominator
Weighted average number of shares outstanding - basic									111,147		115,489	119,687
Weighted average number of participating restricted stock									(2,084)		(2,187)	(2,030)
Weighted average number of ordinary shares - basic									109,063		113,302	117,657
Effect of dilutive equity-based compensation awards									599		656	832
Weighted average number of ordinary shares - diluted									109,662		113,958	118,489
Basic earnings per ordinary share attributable to Amdocs Limited	$ 0.88	$ 1.39	$ 1.46	$ 1.34	$ 0.76	$ 1.22	$ 1.02	$ 1.27	$ 5.08	[1]	$ 4.27	$ 4.52
Diluted earnings per ordinary share attributable to Amdocs Limited	$ 0.88	$ 1.39	$ 1.45	$ 1.33	$ 0.76	$ 1.21	$ 1.01	$ 1.26	$ 5.05	[1]	$ 4.25	$ 4.49

[1]	or further details see Note 22 "Segment Information and Revenue from Significant Customers".